Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity method investment
Assets and liabilities at December 31, 2014 and 2013 relate only to equity method investees that are not significant as our ownership in the Danone JV had been disposed prior to this date.

	Years ended December 31,
(In thousands)	2014	2013	2012
Revenue	$20,783	$24,322	$33,713
Gross profit	5,991	6,568	10,597
Net income (loss)	1,727	11,514	(39,014)
	December 31,
(In thousands)	2014	2013
Current assets	$5,924	$4,636
Total assets	14,123	12,940
Current liabilities	5,711	5,668
Total liabilities	6,963	7,166